General and administrative costs	6 Months Ended
Jun. 30, 2022
General and administrative costs
General and administrative costs

14. General and administrative costs

General and administrative costs amount to € 10,320,000 for the six month period ended June 30, 2022 (six month period ended June 30, 2021: € 7,461,000). General and administrative costs for the six month period ended June 30, 2022 include restructuring costs amounting to € 205,000 (six month period ended June 30, 2021: € nil).